Annual Fund Operating Expenses - SP 500 Index Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.54%
Class C
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.30%
Class Y
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.30%
Class R6
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.24%